NUVEEN SYMPHONY INTERNATIONAL EQUITY FUND

NUVEEN SYMPHONY MID-CAP CORE FUND

NUVEEN SYMPHONY SMALL CAP CORE FUND

SUPPLEMENT DATED MAY 14, 2018

TO THE PROSPECTUS DATED JANUARY 31, 2018

The liquidations of Nuveen Symphony International Equity Fund, Nuveen Symphony Mid-Cap Core Fund and Nuveen Symphony Small Cap Core Fund are complete. Any references to Nuveen Symphony International Equity Fund, Nuveen Symphony Mid-Cap Core Fund and Nuveen Symphony Small Cap Core Fund in this prospectus are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-SYMP-0518P

NUVEEN SYMPHONY INTERNATIONAL EQUITY FUND

NUVEEN SYMPHONY MID-CAP CORE FUND

NUVEEN SYMPHONY SMALL CAP CORE FUND

SUPPLEMENT DATED MAY 14, 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2018

The liquidations of Nuveen Symphony International Equity Fund, Nuveen Symphony Mid-Cap Core Fund and Nuveen Symphony Small Cap Core Fund are complete. Any references to Nuveen Symphony International Equity Fund, Nuveen Symphony Mid-Cap Core Fund and Nuveen Symphony Small Cap Core Fund in this statement of additional information are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-SYMSAI-0518P